Notes Payable (Details) - USD ($)																					1 Months Ended									3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 21, 2022	Oct. 19, 2022	Sep. 23, 2022	Sep. 14, 2022	Aug. 14, 2022	Jul. 26, 2022	Feb. 25, 2022	Oct. 10, 2021	Aug. 26, 2021	Aug. 05, 2021	Jul. 21, 2021	Jun. 09, 2021	Mar. 12, 2021	Mar. 08, 2021	Mar. 01, 2021	Jan. 13, 2021	Oct. 09, 2020	Sep. 09, 2020	Dec. 31, 2019	Jun. 09, 2019	Apr. 30, 2022	Aug. 26, 2021	Dec. 31, 2020	Sep. 30, 2020	Apr. 17, 2020	Jan. 31, 2019	Apr. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 09, 2027	Dec. 01, 2022	Sep. 25, 2022	Dec. 31, 2018	Dec. 31, 2017
Notes Payable (Details) [Line Items]
Issuance of additional notes payable									$ 30,000
Principal amount repaid							$ 30,000
Accrued interest							$ 2,135
Interest rate									14.00%													14.00%
Payment Premium							$2,065
Aggregate amount																					$ 193
Interest, per annum						10.00%																								15.00%		15.00%		12.00%
Conversion price, percentage						92.00%																										90.00%
Aggregate principal amount						$ 35,000
Exercise purchase option						40,000
Secured convertible loan						50,000
Additional financing						$ 100,000
Converted principal amount				$ 67,218
Conversion price (in Dollars per share)			$ 1.05
Conversion of convertible securities (in Shares)				64,843,850
Borrowed amount																												$ 10,000		$ 56,207,000		$ 56,207,000
Convertible discount percentage					10.00%
Original issue discount percentage					50.00%
Securities purchasers																																44,500
Original issue discount																														4,450		4,450
Debt issuance costs																														$ 2,813		2,813
Net proceeds																																$ 37,237
Bear interest payable																																10.00%
Purchasers warrants (in Shares)											76,140,000																							76,140,000
Warrants outstanding (in Shares)																														95,855,661		95,855,661		28,196,377
Exercise price (in Dollars per share)																														$ 0.01		$ 0.01
Total commitments																																$ 300,000
Total potential commitments																																600,000
Aggregate principal amount			$ 7,500
Fair value notes payable																							$ 1,425,000											$ 7,436,000	$ 1,425,000
Fair value hierarchy																							105,610											5,350	105,610
Net proceeds																																		767,148,000
Warrants exercisable (in Shares)										6					6
Fair value of warrants										$ 2,507																						4,686,000
Restricted cash																																		25,000
maturity date							$ 96,921
Notes principal amount							85,000
Accrued interest							9,856
Notes payable accrued interest							2,065
Fair value of warrants APIC																				$ 5,125,000										$ 6,966,000	$ 22,747,000	$ 622,000	$ 60,394,000	22,700,000	5,076,000
Exercise price (in Dollars per share)			$ 0.6427																													$ 0.5
Loan payable																									2 years
Principal amount																																		9,411,000
Accrued interest																			$ 600
Cash											$ 84,278,000
Secured convertible notes																																		124,671,000
Exercise price																																$ 1,728,000
Convertible premium																50.00%
Notes Payable, Other Payables [Member]
Notes Payable (Details) [Line Items]
Change in fair value measurements																														7,690		7,690
Fair Value, Inputs, Level 3 [Member]
Notes Payable (Details) [Line Items]
Fair value notes payable																							$ 59,742,000											161,282,000	59,742,000
Fair value hierarchy																														4,857,000		$ 4,857,000		5,350,000
Bridge Warrants [Member]
Notes Payable (Details) [Line Items]
Purchasers warrants (in Shares)																																6,043,623
NPA [Member]
Notes Payable (Details) [Line Items]
Issuance of additional notes payable															$ 85,000
Notes payable, principal amount															$ 55,000
Original issue discount rate															14.00%
Principal amount repaid							55,000
Accrued interest							$ 7,721
Subsequent Event [Member]
Notes Payable (Details) [Line Items]
Converted principal amount		$ 6,699
Conversion of convertible securities (in Shares)		11,496,868
Conversion price			$ 7,500
Business Combination [Member]
Notes Payable (Details) [Line Items]
Carrying value																																		93,749
Principal amount																																		85,202
Accrued interest																																		7,436
Cash																																		48,210
Notes payable																																		25,908
Paycheck Protection Program [Member]
Notes Payable (Details) [Line Items]
Loan proceeds																									$ 9,168
Rate of Interest on notes																									1%
Principal amount																									$ 8,975
Accrued interest																									155
Accrued interest and aggregate amount																									$ 195
Black Scholes Option pricing Model [Member]
Notes Payable (Details) [Line Items]
Fair value of warrants APIC																																		490,000
Minimum [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share)				$ 0.84
Borrowed amount					$ 52,000
Minimum [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share)																																					$ 0.89
Maximum [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share)				$ 2.29
Borrowed amount					$ 57,000
Maximum [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share)																																					1,050,000.00
Conversion of Notes Payable [Member]
Notes Payable (Details) [Line Items]
Accrued interest																																		23,275
Principal balance																																		$ 75,100
Senyun [Member]
Notes Payable (Details) [Line Items]
Change in fair value measurements																														7,690		$ 2,285
Financing sources description																																Pursuant to the Joinder and following the completion of the Company’s due diligence of Senyun and its financing sources, Senyun is expected to fund its commitments according to the following schedule (subject, in each case to the satisfaction of certain conditions): (a) $10,000 in principal which was funded on October 27, 2022 (“First Senyun Funding Date”), out of which the Company received $8,800, net of original issue discount and transaction costs); (b) $10,000 in principal on the later of (x) 14 business days after the First Senyun Funding Date and (y) the receipt of approval of the Company’s stockholders of certain proposals (which was obtained on November 3, 2022), and was funded on November 15, 2022, out of which the Company received $8,970, net of original issue discount and transaction costs (“Second Senyun Funding Date”); (c) $10,000 in principal amount not later than 15 business days after the Form S-1 Effective Date; (d) $10,000 in principal amount within 30 business days after the Form S-1 Effective Date; and (e) $20,000 in principal amount on a date that is no later than ten (10) business days after the launch of the FF 91.
Senyun [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																														$ 5,000		$ 5,000
ATW [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share)						$ 10
VWAP [Member]
Notes Payable (Details) [Line Items]
Conversion price, percentage						95.00%
Conversion Price [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share)					$ 2.2865
Bridge Warrants [Member]
Notes Payable (Details) [Line Items]
Warrants outstanding (in Shares)																														42,342,839		42,342,839
Exercise price (in Dollars per share)																														$ 5		$ 5
Warrant term																														7 years		7 years
Bridge Warrants [Member] | Senyun [Member]
Notes Payable (Details) [Line Items]
Fair value notes payable																														$ 4,686		$ 4,686
Bridge Warrants [Member] | Senyun [Member] | Notes Payable, Other Payables [Member]
Notes Payable (Details) [Line Items]
Fair value notes payable																														6,971		6,971
SPA [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share)			$ 1.05
Borrowed amount			$ 25,000																																			$ 60,000
Bridge Notes [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share)	$ 0.89
Bridge Notes [Member] | Minimum [Member] | Subsequent Event [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share)																																					$ 0.234
Bridge Notes [Member] | Senyun [Member]
Notes Payable (Details) [Line Items]
Fair value notes payable																														40,769		40,769
Bridge Notes [Member] | Senyun [Member] | Notes Payable, Other Payables [Member]
Notes Payable (Details) [Line Items]
Fair value notes payable																														$ 33,079		$ 33,079
Notes Payable Agreement [Member]
Notes Payable (Details) [Line Items]
Issuance of additional notes payable															$ 85,000	$ 667						$ 30,000
Notes payable, principal amount															$ 55,000
Original issue discount rate															4.00%
Interest rate									14.00%						14.00%							14.00%												10.00%
Net proceeds															$ 51,510							$ 29,913
Debt issuance costs															90							$ 87
Fair value of warrants															$ 5,000
Notes payable interest (in Shares)									14
Principal amount																15,000
Accrued interest of the notes payable (in Shares)																																		20
Notes Payable Agreement [Member] | Minimum [Member]
Notes Payable (Details) [Line Items]
Business combination cash requirement									$ 5,000
Notes Payable Agreement [Member] | Maximum [Member]
Notes Payable (Details) [Line Items]
Business combination cash requirement									$ 25,000
Notes Payable Agreement [Member] | June 2021 Notes [Member]
Notes Payable (Details) [Line Items]
Net proceeds																				35,603
Debt issuance costs																				4,200
Principal value																				20,000
Issunace and discount of debt issucance costs																				$ 197
Notes payable maturity, description																				The June 2021 Notes are subordinate to the notes payable issued to Ares on March 1, 2021 and August 26, 2021 (see (1) above) and senior in priority to the notes payable issued under the NPA prior to September 9, 2020. The June 2021 Notes mature on December 9, 2022, and do not bear interest unless extended beyond its maturity date by the US-based investment firm, in which case, the June 2021 Notes will bear interest at 10% per annum starting upon their original maturity. Each of the June 2021 Notes are subject to an original issue discount of 8% and 13%, respectively. One of the June 2021 Notes with a principal amount of $20,000 contains a conversion premium that, within a year of a Qualified SPAC Merger, the then outstanding principal and accrued interest of the notes playable plus a 30% premium may convert into Class A Common Stock of the Company, at the election of the US-based investment firm.
Notes Payable Agreement [Member] | Optional Notes [Member]
Notes Payable (Details) [Line Items]
Issuance of additional notes payable												$ 40,000
Fair value of warrants APIC								$ 7,976
Optional notes description								the US-based investment firm exercised its option to purchase optional notes (“Optional Notes”) with principal of $33,917, whose option was in conjunction with the original September 9, 2020, January 13, 2021 and March 12, 2021 notes payable. The Company received net proceeds of $30,375, which is the total principal amount of $33,917 net of 8% original issue discount and $828 of issuance costs. The Optional Notes bear interest at 15% beginning December 2021, and have a maturity date of February 10, 2023. The Optional Notes are convertible at the option of the holder with a conversion price of $10.00 per share. The Optional Notes contain a conversion premium, effective until August 10, 2022, according to which the outstanding principal and accrued interest of the notes payable at the time of liquidation plus a 30% premium are convertible into shares of Class A Common Stock.
Notes Payable Agreement [Member] | June 2019 to August 2019 [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																																		$ 17,637
Maturity date																																		May 31, 2020
Interest per annum																																		10.00%
September to November, 2020 [Member]
Notes Payable (Details) [Line Items]
Maturity date																							Jun. 30, 2021
Two Thousand Sixteen Notes [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																																		$ 31,500
June to September 2020 [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																								$ 761
Interest per annum																								6.00%
BL Notes [Member]
Notes Payable (Details) [Line Items]
Net proceeds																3,285
Accrued interest and aggregate amount																8
Secured convertible notes																$ 3,750
Convertible notes payable description																	The Company determined that the feature to settle the notes payable with shares upon the occurrence of a Qualified SPAC Merger was a contingent share-settled redemption option and represents an embedded derivative. Additionally, the feature to redeem the notes payable upon a default event is a contingently exercisable put option and represents an embedded derivative. The Company elected the fair value option for this note payable. See Note 8, Fair Value of Financial Instruments. The fair value of the note payable was $17,712 as of December 31, 2020.In addition, the notes payable included a warrant to purchase ordinary stock. The holder of the warrant has the ability to exercise their right to acquire up to 525,000 shares of Class A Common Stock, as adjusted for certain down-round provisions, for a period of up to seven years, or September 9, 2027. The exercise price of the warrant is $10.00 each. The warrants are accounted for in equity based on the derivative accounting scope exception in ASC 815 for certain contracts involving an entity’s own equity. The Company estimated the fair value of the warrants to be $490 using the Black-Scholes option-pricing model (see Note 8, Fair Value of Financial Instruments). Determining the fair value of these warrants requires subjective assumptions, including the fair value of the underlying stock, risk-free interest rate, expected volatility of the underlying stock, and the expected dividend yield. These estimates involve inherent uncertainties and the application of management’s judgment. On January 13, 2021, the Company amended the NPA to increase the principal amount of its $15,000 note payable by $667 as a consent fee permitting the issuance of additional notes payable. The Company recorded the consent fee in Interest Expense in the Consolidated Statements of Operations and Comprehensive Loss for year ended December 31, 2021. In conjunction with the Closing of the Business Combination, the Company issued Class A Common Stock to settle the note payable. As of and for the Year Ended December 31, 2021 2020 Outstanding principal $— $15,000 Principal and conversion premium settled with equity 20,367 — Proceeds — 13,800 On January 13, 2021, the Company entered into a notes payable agreement under the NPA, (“January 13 Notes”) with a US-based investment firm for total principal of $11,250, receiving net proceeds of $9,870, net of an 8% original issue discount and $480 of debt issuance costs paid directly by the lender. The note payable is collateralized by a first lien on virtually all tangible and intangible assets of the Company and bears interest at 0% per annum. On March 12, 2021, the Company and the US-based investment firm entered into a notes payable agreement (“March 12 Notes”) for an aggregate principal amount of $7,000, receiving net proceeds of $6,440, net of an 8% original issue discount. The terms of this note payable were the same as the note payable issued on January 13, 2021. The Company elected the fair value option for these note payable because the inclusion of a conversion feature that allowed the lenders to convert the notes payable into Class A Common Stock after the closing of the Business Combination. In conjunction with the issuance of the January 13 Notes and March 12 Notes, the Company issued warrants to purchase 662,083 shares of the Class A Common Stock with an exercise price of $10.00 per share, as adjusted for certain down-round provisions. The warrants were issued with a term of seven years. The Company recorded the fair value of the warrants in APIC in accordance with the derivative accounting scope exception in ASC 815 for certain contracts involving an entity’s own stock. The Company estimated the fair value of the warrants to be $1,988 using the Black-Scholes option-pricing model (see Note 8, Fair Value of Financial Instruments). In conjunction with the Closing of the Business Combination, the Company issued Class A Common Stock to settle the note payable. January 13 and March 12, 2021 Notes As of and for the Year Ended December 31, 2021 2020 Outstanding principal $— $— Original issue discount and debt issuance costs 1,940 — Principal and conversion premium settled with equity 23,725 — Proceeds 16,310 — (10)On October 9, 2020, the Company entered into a Second A&R NPA with Birch Lake borrowing $15,000 in secured convertible notes payable (“BL Notes”). The BL Notes accrued interest at 12.75% per annum through January 31, 2021 and at 15.75% per annum thereafter. The BL Notes mature on the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the acceleration of the NPA obligations pursuant to an event of default. Additionally, the BL Notes contain a liquidation premium that ranges from 35% to 45% depending on the timing of settlement with 50% of this premium convertible into equity and the lender is able to demand repayment if an event of default, change in control, or a Qualified SPAC Merger occurs. The Company determined that the feature to settle the BL Notes at a premium upon the occurrence of a default, change in control, or a Qualified SPAC Merger is a contingently exercisable put option with a liquidation premium and represents an embedded derivative. The Company elected the fair value option for this note payable. See Note 8, Fair Value of Financial Instruments. The fair value of the note payable was $20,972 as of December 31, 2020. In conjunction with the Closing of the Business Combination, the Company paid cash and issued Class A Common Stock to settle the notes payable. As of and for the Year Ended December 31, 2021 2020 Outstanding principal $— $15,000 Interest expense 1,334 366 Principal conversion premium settled with equity 2,785 — Interest and adjustment fee settled with equity 270 — Principal and conversion premium payments in cash 18,992 — Interest payments in cash 1,197 366 Proceeds — 15,000 On January 13, 2021, the Company amended the NPA to permit the issuance of additional secured convertible notes payable and issued $3,750 of notes payable to Birch Lake (“BL Notes”), receiving net proceeds of $3,285, net of a 6.50% original issue discount and $225 of debt issuance costs paid directly by the lender. The BL Notes accrued interest at 8% per annum. The BL Notes contained a liquidation premium that ranges from 35% to 45% depending on the timing of settlement, with 50% of this premium convertible into equity. The Company determined that the feature to settle the BL Notes at a premium upon the occurrence of a default, change in control, or a Qualified SPAC Merger was a contingently exercisable put option with a liquidation premium and represents an embedded derivative.
Original issue discounts																6.50%
Debt issuance cost																$ 225
Convertible notes payable																	$ 15,000
BL Notes [Member] | Minimum [Member]
Notes Payable (Details) [Line Items]
Liquidation premium																35.00%
BL Notes [Member] | Maximum [Member]
Notes Payable (Details) [Line Items]
Liquidation premium																45.00%
March 12 Notes [Member]
Notes Payable (Details) [Line Items]
Original issue discounts													8.00%
January 13 Notes and March 12 Notes [Member]
Notes Payable (Details) [Line Items]
Warrant term													7 years
Purchase of warrants (in Shares)													662,083
Fair value of warrants APIC													$ 1,988
Exercise price													10
Class A Common Stock [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share)					$ 2.69
Exercise price (in Dollars per share)										$ 10					$ 10															$ 15		$ 15		$ 10
Warrant term															2 months 12 days
Purchase of warrants (in Shares)										670,092
StockIssuedDuringPeriodSharesPurchaseOfAssets (in Shares)																				1,500,000
Purchase of shares (in Shares)																																				525,000
Class A Common Stock [Member] | Business Combination [Member]
Notes Payable (Details) [Line Items]
Commitment to issue (in Dollars per share)																																		$ 6,854,013
Class A Common Stock [Member] | Optional Notes [Member]
Notes Payable (Details) [Line Items]
Purchase of warrants (in Shares)								1,187,083
Exercise price (in Dollars per share)								$ 10
Class A Common Stock [Member] | Conversion of Notes Payable [Member]
Notes Payable (Details) [Line Items]
Common shares (in Shares)																																		7,688,153
Class A Common Stock [Member] | Bridge Notes [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Notes Payable (Details) [Line Items]
Conversion of convertible securities (in Shares)	14,369,722
Class A Common Stock [Member] | Notes Payable Agreement [Member] | June 2021 Notes [Member]
Notes Payable (Details) [Line Items]
Exercise price (in Dollars per share)																				$ 10
Faraday And Future H K Limited [Member] | January2019 Note [Member]
Notes Payable (Details) [Line Items]
Interest, per annum																										12.00%
Faraday And Future H K Limited [Member] | January2019 Note [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																										$ 54,179
Maturity date																										Dec. 31, 2020
U.S. based investment firm [Member]
Notes Payable (Details) [Line Items]
Original issue discount																		$ 8
Net proceeds																		$ 13,800
Interest per annum																		0.00%
Secured convertible notes																		$ 15,000
U.S. based investment firm [Member] | December 2016 [Member]
Notes Payable (Details) [Line Items]
Maturity date																												Dec. 31, 2019
U.S. based investment firm [Member] | Notes Payable Agreement [Member]
Notes Payable (Details) [Line Items]
Maturity date																		Mar. 09, 2022
U.S. based investment firm [Member] | December 2016 [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																												$ 1,500
U.S. based investment firm [Member] | June 2016 [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																													$ 20,000
Maturity date																													Oct. 15, 2019
Principal payments																													$ 13,000
U.S. based investment firm [Member] | January 13 Notes [Member]
Notes Payable (Details) [Line Items]
Net proceeds																$ 9,870
Principal amount																$ 11,250
Interest per annum																0.00%
Original issue discounts																8.00%
Debt issuance cost																$ 480
U.S. based investment firm [Member] | March 12 Notes [Member]
Notes Payable (Details) [Line Items]
Net proceeds													6,440
Principal amount													$ 7,000
Chinese Lender [Member] | April 2017 [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																											$ 3,496
Maturity date																											Oct. 20, 2017
Interest per annum																											9.00%
Chinese Lender [Member] | January 2019 to December 2019 [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																			$ 11,515
Interest per annum																			6.00%
Principal payments																			$ 8,155
Qualified SPAC Merger [Member]
Notes Payable (Details) [Line Items]
Fair value notes payable																							$ 17,712												$ 17,712
Outstanding principal, accrued and unpaid interest, percentage																		130.00%
Brich Lake [Member] | Notes Payable Agreement [Member]
Notes Payable (Details) [Line Items]
Convertible premium														50.00%
Brich Lake [Member] | Notes Payable Agreement [Member]
Notes Payable (Details) [Line Items]
Net proceeds														$ 5,240
Notes payable accrued interest														15.75
Principal amount														5,600
Debt issuance cost														307
Original issue discount														$ 6.5
Brich Lake [Member] | Notes Payable Agreement [Member] | Minimum [Member]
Notes Payable (Details) [Line Items]
Liquidation premium														42.00%
Brich Lake [Member] | Notes Payable Agreement [Member] | Maximum [Member]
Notes Payable (Details) [Line Items]
Liquidation premium														52.00%
Chinese Lender [Member] | Two Thousand Seventeen And Two Thousand Eighteen Note [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																																							$ 4,371	$ 4,371
maturity date																			700
Carrying value																			$ 730